ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I	12 Months Ended
Dec. 31, 2025
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I
ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED BALANCE SHEETS

(Amounts in thousands)

	2024	2025	2025
	RMB	RMB	US$
			(Note 2 (ai))
ASSETS
Current assets:
Cash and cash equivalents	58,086	41,040	5,869
Prepayments and other current assets	671	328	47
Total current assets	58,757	41,368	5,916
Total assets	58,757	41,368	5,916

LIABILITIES AND EQUITY
Other current liabilities	600	858	123
Amount due to subsidiaries	20,820	19,830	2,836
Deficit in subsidiaries	679,981	722,914	103,375
Total liabilities	701,401	743,602	106,334

SHAREHOLDERS’ DEFICIT
Ordinary shares Class A	33	34	5
Ordinary shares Class B	25	25	3
Treasury shares	(5,887)	(5,887)	(842)
Additional paid-in capital	3,172,820	3,181,343	454,926
Accumulated deficit	(3,883,992)	(3,950,384)	(564,897)
Accumulated other comprehensive income	74,357	72,635	10,387
Total shareholders’ deficit	(642,644)	(702,234)	(100,418)
Total liabilities and shareholders’ deficit	58,757	41,368	5,916

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating expenses:
General and administrative expenses	(19,303)	(1,767)	(8,936)	(1,278)
Interest income	1,772	410	1,193	171
Other operating expenses, net	—	(63)	—	—
Other income, net	3,546	4,574	2,957	423
(Loss) Profit before tax and loss from investment in subsidiaries and former VIE	(13,985)	3,154	(4,786)	(684)

Equity in loss from subsidiaries and share of loss in former VIE	(378,708)	(67,897)	(61,606)	(8,810)
Net loss attributable to ordinary shareholders	(392,693)	(64,743)	(66,392)	(9,494)

Other comprehensive income (loss) (net of tax of nil)
Realized securities holding gains	(640)	—	—	—
Foreign currency translation adjustments	(3,249)	1,986	(1,753)	(251)
Unrealized securities holding gains of subsidiaries and former VIE	4,343	1,074	677	97
Realized securities holding gains of subsidiaries and former VIE	(3,526)	(1,217)	(646)	(92)
Comprehensive loss	(395,765)	(62,900)	(68,114)	(9,740)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(Amounts in thousands, unless otherwise stated)

	Years Ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				(Note 2 (ai))
Operating activities:
Net loss	(392,693)	(64,743)	(66,392)	(9,494)
Adjustments to reconcile net income to net cash provide used in operating activities:
Share of loss of subsidiaries and former VIE	378,708	67,897	61,606	8,810
Other current liabilities	5,007	(9,682)	(3,639)	(521)
Net cash used in operating activities	(8,978)	(6,528)	(8,425)	(1,205)

Investing activities:
Proceeds from sale or maturity of short-term investments	57,434	—	—	—
Net cash provided by investing activities	57,434	—	—	—

Financing activities:
Proceeds from ordinary shareholders	223	14	745	107
Proceeds from loan from subsidiaries	167,414	—	—	—
Payment for loan from subsidiaries	(54,229)	(102,683)	(9,008)	(1,288)
Net cash provided by (used in) financing activities	113,408	(102,669)	(8,263)	(1,181)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	205	341	(358)	(51)
Net increase (decrease) in cash and cash equivalents	162,069	(108,856)	(17,046)	(2,437)
Cash and cash equivalents at the beginning of the year	4,873	166,942	58,086	8,306
Cash and cash equivalents at the end of the year	166,942	58,086	41,040	5,869

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I

111, INC.

FINANCIAL INFORMATION FOR PARENT COMPANY

Note to Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and former VIE. For the parent company, the Group records its investments in subsidiaries and former VIE under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of Schedule I, the parent company has continued to reflect its share, based on its proportionate interest, the losses of subsidiaries and former VIE regardless of the carrying value of the investment even though the parent company is not obligated to provide continuing support or fund losses.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying financial statements.

As of December 31, 2025, there are no material contingencies, mandatory dividend and significant provisions for long-term obligations or guarantees of the Company, except for those which have separately disclosed in the financial statements.